Income Tax - Reconciliation of income tax benefit at the statutory federal income tax rate and income taxes as reflected in the consolidated financial statements (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount
U.S. Statutory Tax Rate					$ (1,791,145)	$ (434,260)
State and Local Income Taxes, Net of Federal Income Tax Effect					$ (259,769)	$ (86,655)
Effective Income Tax Rate Reconciliation, State and Local Jurisdiction, Contribution Greater than 50 Percent, Tax Effect [Extensible Enumeration]					stpr:DE	stpr:DE
Effect of Changes in Tax Laws or Rates Enacted in the Current Period
Effect of Cross-Border Tax Laws
U.S. Federal R&D Tax Credits					(118,280)	(6,606)
Nontaxable or Nondeductible Items					33,416	(2,721)
Changes in Unrecognized Tax Benefits
Change in FV of SAFE Liability					733,620	174,237
Income Tax Expense (Benefit), Total	$ 0	$ 0	$ 0	$ 0		$ 1,735
Tax Jurisdiction of Domicile [Extensible Enumeration]					country:US	country:US
Effective Income Tax Rate Reconciliation, Percent
U.S. Statutory Tax Rate (in percent)	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State and Local Income Taxes, Net of Federal Income Tax Effect (in percent)					3.00%	4.20%
Effect of Changes in Tax Laws or Rates Enacted in the Current Period (in percent)					0.00%	0.00%
Effect of Cross-Border Tax Laws (in percent)					0.00%	0.00%
U.S. Federal R&D Tax Credits (in percent)					1.40%	0.30%
Nontaxable or Nondeductible Items (in percent)					(0.40%)	0.10%
Changes in Unrecognized Tax Benefits (in percent)					0.00%	0.00%
Change in FV of SAFE Liability (in percent)					(8.60%)	(8.40%)
Actual income tax benefit effective tax rate (in percent)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Domestic country
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount
Change in valuation allowance					$ 1,171,755	$ 358,029
Effective Income Tax Rate Reconciliation, Percent
Change in valuation allowance					(13.70%)	(17.10%)
Ukraine
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount
Statutory tax rate difference					$ 8,964	$ (289)
Change in valuation allowance					53,786
Other
Effective Income Tax Rate Reconciliation, Percent
Statutory tax rate difference (in percent)					(0.10%)	(0.10%)
Change in valuation allowance					(0.60%)	0.00%
Other					0.00%	0.00%
Estonia
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount
Statutory tax rate difference					$ (7,983)
Change in valuation allowance					175,636
Other
Effective Income Tax Rate Reconciliation, Percent
Statutory tax rate difference (in percent)					0.10%	0.00%
Change in valuation allowance					(2.10%)	0.00%
Other					0.00%	0.00%